Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for loan losses	$ 506	$ 371
Stock based compensation	350	333
Allowance for losses on foreclosed real estate	101	101
Deferred compensation	696	655
Employee benefit expense	0	553
Intangible assets	116	54
Non-accrual loan interest	87	58
Unrealized losses on securities available for sale	218	0
Alternative minimum taxes	18	79
Total deferred tax assets	2,092	2,204
Deferred tax liabilities
Depreciation	(256)	(277)
Deferred loan costs, net	(238)	(234)
Accretion	(3)	(8)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(30)	(38)
Employee benefit expense	(238)	0
Unrealized gains on securities available for sale	0	(177)
Total deferred tax liabilities	(1,348)	(1,317)
Net deferred tax asset	$ 744	$ 887